Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of maturity analysis for non-derivative financial liabilities
The table below analyses the Group’s
non-derivative
financial liabilities into relevant maturity grouping based on the remaining period at each statement of financial position date to the contractual maturity date. The amounts disclosed in the table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Total	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At December 31, 2021
Trade payables	16,872	—	—	16,872	16,872
Financial liabilities including in other payables and accruals	10,663	—	—	10,663	10,663
Lease liabilities	8,294	6,205	7,204	21,703	19,633

	35,829	6,205	7,204	49,238	47,168

At December 31, 2022
Trade payables	49,239	—	—	49,239	49,239
Financial liabilities including in other payables and accruals	21,282	—	—	21,282	21,282
Bank borrowings	39,440	21,350	495,235	556,025	503,155
Lease liabilities	7,522	5,751	4,004	17,277	16,180

	117,483	27,101	499,239	643,823	589,856

Summary of fair value of financial instruments
The following table presents the Group’s financial instruments that are measured at fair value at each statement of financial position date:

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
At December 31, 2022
Financial assets at fair value through profit or loss	—	—	11,753	11,753
Financial assets at fair value through other comprehensive income	129,060	—	—	129,060

Total	129,060	—	11,753	140,813

Summary of significant unobservable inputs used in fair value measurement of assets
The following table summarizes the quantitative information about the significant unobservable inputs used in recurring level 3 fair value measurements.

	Fair values as of December 31,			Change of inputs at December 31,
	2021	2022
Description	RMB’000	RMB’000	Unobservable inputs	2021	2022	Relationship of unobservable inputs to fair value
Investments in unlisted company	5,000	6,753	Expected volatility	51%	52%	The higher the expected volatility, the higher the fair value
			Discount for lack of marketability (“DLOM”)	19%	20%	The higher the DLOM, the lower the fair value
Investments in unlisted company	—	5,000	Expected volatility	—	65%	The higher the expected volatility, the higher the fair value
			Discount for lack of marketability (“DLOM”)	—	27%	The higher the DLOM, the lower the fair value

Summary of Analysis Of Current Ratio And Liabilities To Assets Ratio

	As of December 31
	2021	2022
	RMB’000	RMB’000

Total current assets	152,778	930,790
Total current liabilities	136,087	192,141
Total assets	178,092	1,105,935
Total liabilities	148,653	667,061

Current Ratio	1.12	4.84
Liabilities to assets ratio	0.83	0.60